CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Disposal (acquisition) of investments	$ 2.8	$ (8.0)
Repayment (prepayment) for other assets	2.8	(2.9)
Advances to related parties	(0.2)	(1.2)
Repayments from related parties	4.3	12.6
Other	(1.4)	0.0
Other investing activities	$ 8.3	$ 0.5